BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock iShares® Dynamic Allocation V.I. Fund
BlackRock iShares® Equity Appreciation V.I. Fund
(each a “Fund” and collectively, the “Funds”)

Supplement dated September 29, 2016
to the Prospectus of each Fund, dated May 1, 2016

Effective immediately, the below funds have been added as eligible underlying funds for each Fund.

The section in the Prospectus of each Fund entitled “Details About the Fund — Information About the ETFs” is hereby amended to add the following to the table in the subsection entitled “ETFs:”

Fund Name	Investment Objective and Principal Investment Strategies
iShares® Edge MSCI Min Vol EAFE ETF

The fund seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada.

The fund seeks to track the investment results of the MSCI EAFE Minimum Volatility (USD) Index (the “Underlying Index”), which has been developed by MSCI Inc. (“MSCI”) to measure the performance of international equity securities that in the aggregate have lower relative volatility. The Underlying Index begins with the MSCI EAFE Index, which is a capitalization-weighted index, and then follows a rules-based methodology that is designed to determine weights for securities in the index that seeks to minimize total risk of the MSCI EAFE Index. Under a rules-based methodology, securities and weighting of the index are established based on pre-established parameters and discretionary factors are not relied on. Generally, rules-based methodologies will include specified requirements for security eligibility, maximum and minimum weightings by security and, in some cases by sector and country, established rules relating to handling or special dividends and other distributions and treatment of corporate events. In order to determine weightings by security within the Underlying Index, MSCI constructs a portfolio of lowest expected volatility, based on Barra’s multi-factor risk model, which is determined based on the projected “riskiness” of securities in MSCI EAFE Index while subjected to constraints based on established minimum and maximum weightings of index constituents and sectors as well as other measurable index characteristics. The Underlying Index includes stocks from Europe, Australasia, the Middle East and the Far East and, as of June 30, 2015, consisted of the following 18 developed market country indexes or regions: Australia, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Sweden, Switzerland and the United Kingdom. The Underlying Index may include large- or mid-capitalization companies. Components of the Underlying Index primarily include consumer staples, financials and healthcare companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares® Edge MSCI Min Vol Emerging Markets ETF

The fund seeks to track the investment results of an index composed of emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader emerging equity markets.

The fund seeks to track the investment results of the MSCI Emerging Markets Minimum Volatility (USD) Index (the “Underlying Index”), which has been developed by MSCI Inc. (“MSCI”) to measure the performance of equity securities in global emerging markets that in aggregate have lower volatility. The Underlying Index begins with the MSCI Emerging Markets Index, which is a capitalization-weighted index, and then follows a rules-based methodology that is designed to determine optimal weights for securities in the index having the lowest total risk. Under a rules-based methodology, securities and weighting of the index are established based on pre-established parameters and discretionary factors are not relied on. Generally, rules-based methodologies will include specified requirements for security eligibility, maximum and minimum weightings by security and, in some cases by sector and country, established rules relating to handling of special dividends and other distributions and treatment of corporate events. In order to determine weightings by security within the Underlying Index, MSCI constructs a portfolio of lowest expected volatility, based on Barra’s multi-factor risk model, which is determined based on

Fund Name	Investment Objective and Principal Investment Strategies
iShares® Edge MSCI Min Vol Emerging Markets ETF (continued)

the projected “riskiness” of securities in MSCI Emerging Markets Index while subjected to constraints based on established minimum and maximum weightings of index constituents and sectors as well as other measurable index characteristics. As of June 30, 2015, the Underlying Index consisted of companies in the following 21 countries: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand and the United Arab Emirates. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include consumer staples, financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares® Edge MSCI Min Vol USA ETF

The fund seeks to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market.

The fund seeks to track the investment results of the MSCI USA Minimum Volatility (USD) Index (the “Underlying Index”), which has been developed by MSCI Inc. (“MSCI”) to measure the performance of equity securities in the top 85% by market capitalization of equity securities listed on stock exchanges in the United States that, in the aggregate, have lower volatility relative to the broader U.S. equity market. The Underlying Index begins with the MSCI USA Index, which is a capitalization-weighted index, and then follows a rules-based methodology to optimize the index in USD and determine weights for securities in the index that seeks to minimize total risk of the MSCI USA Index. Under a rules-based methodology, securities and weighting of the index are established based on pre-established parameters and discretionary factors are not relied on. Generally, rules-based methodologies will include specified requirements for security eligibility, maximum and minimum weightings by security and, in some cases by sector and country, established rules relating to handling or special dividends and other distributions and treatment of corporate events. In order to determine weightings by security within the Underlying Index, MSCI constructs a portfolio of lowest expected volatility, based on Barra’s multi-factor risk model, which is determined based on the projected “riskiness” of securities in MSCI USA Index whilst subjected to established minimum and maximum weightings of index constituents, countries, sectors and risk indices including momentum, value, size, size nonlinearity, growth, liquidity and financial leverage. Components primarily include financials, healthcare and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares® Edge MSCI USA Quality Factor ETF

The fund seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with quality characteristics as identified through certain fundamental metrics.

The fund seeks to track the investment results of the MSCI USA Sector Neutral Quality Index (the “Underlying Index”), which is based on a traditional market capitalization-weighted parent index, the MSCI USA Index (the “Parent Index”). The Parent Index includes U.S. large- and mid-capitalization stocks. The Underlying Index seeks to capture the performance of stocks that exhibit higher quality characteristics relative to their peers within the same Global Industry Classification Standard (GICS®) sector. To construct the Underlying Index, the quality score of each security in the Parent Index is determined based on three fundamental variables: high return on equity, low earnings variability and low debt-to-equity. As of June 30, 2015, there were 125 securities in the Underlying Index. Components primarily include financials, healthcare and technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares® Edge MSCI USA Size Factor ETF

The fund seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with relatively smaller average market capitalization.

The fund seeks to track the investment results of the MSCI USA Risk Weighted Index (the “Underlying Index”), which is based on a traditional market capitalization-weighted parent index, the MSCI USA Index (the “Parent Index”). The Parent Index includes U.S. large- and mid- capitalization stocks. The Underlying Index considers the “size” (market capitalization) of individual stocks in the Parent Index and generally is expected to have a

Fund Name	Investment Objective and Principal Investment Strategies
iShares® Edge MSCI USA Size Factor ETF (continued)

smaller average market capitalization than the Parent Index. The Underlying Index reweights each security in the Parent Index using a rules-based methodology so that stocks with relatively smaller average market capitalization and lower risk weightings based on the index provider’s methodology constitute a higher percentage of the Underlying Index. The risk weighting of each security is calculated using the inverse of its historical variance, estimated based on three years of weekly return data. The Underlying Index seeks to provide negative exposure to two systematic factors, the size factor and volatility factor, by emphasizing stocks with smaller average market capitalization and lower realized volatility than its Parent Index. As of June 30, 2015, there were 640 issues in the Underlying Index. Components primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares® Edge MSCI USA Value Factor ETF

The fund seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations.

The fund seeks to track the investment results of the MSCI USA Enhanced Value Index (the “Underlying Index”), which is based on a traditional market capitalization-weighted parent index, the MSCI USA Index (the “Parent Index”). The Parent Index includes U.S. large- and mid- capitalization stocks. The Underlying Index is designed to represent the performance of securities in the Parent Index that exhibit higher value characteristics relative to their peers within the corresponding Global Industry Classification Standard (GICS®) sector. To construct the Underlying Index, the value weighting of each security in the Parent Index is determined using three variables: price-to-book value, price-to-forward earnings and enterprise value-to-cash flow from operations. As of June 30, 2015, there were 150 issuers in the Underlying Index. Components primarily include financials, healthcare and technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

The section in the Prospectus of BlackRock iShares® Equity Appreciation V.I. Fund entitled “Details About the Fund — Information About the ETFs” is hereby amended to add the following to the table in the subsection entitled “ETFs:”

Fund Name	Investment Objective and Principal Investment Strategies
iShares® Edge MSCI USA Momentum Factor ETF

The fund seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks exhibiting relatively higher price momentum.

The fund seeks to track the investment results of the MSCI USA Momentum Index (the “Underlying Index”), which consists of stocks exhibiting relatively higher momentum characteristics than the traditional market capitalization-weighted parent index, the MSCI USA Index, which includes U.S. large- and mid-capitalization stocks. A risk-adjusted price momentum, defined as the excess return over the risk-free rate divided by the annualized standard deviation of weekly returns over the past 3-years, is calculated for each security in the parent index over 6- and 12-month time periods. The 6- and 12- month risk-adjusted price momentum calculations are then standardized at +/-3 standard deviations and the standardized z-scores are translated into an average momentum score. Approximately 100-350 securities with the highest momentum scores are selected for inclusion in the Underlying Index. The weight of each Underlying Index constituent is determined by multiplying the security’s momentum score by its free-float market capitalization. The Underlying Index is designed to reflect the performance of an equity momentum strategy by emphasizing stocks with high price momentum, while maintaining reasonably high trading liquidity, investment capacity and moderate index turnover. Components primarily include consumer discretionary, consumer staples, healthcare and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

The section in the Prospectus of BlackRock iShares® Dynamic Allocation V.I. Fund entitled “Details About the Fund — Information About the ETFs” is hereby amended to change the name of the underlying fund “iShares® MSCI USA Momentum Factor ETF” to “iShares® Edge MSCI USA Momentum Factor ETF” in the subsection entitled “ETFs.”

Shareholders should retain this Supplement for future reference.

PRO-VAR-IS-0916SUP